LEASES - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 7,916	$ 7,201	$ 8,272
Financing cash flows from finance leases	99	0	0
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	7,124	23,293	2,240
Finance leases	$ 958	$ 0	$ 0
Weighted average remaining lease terms
Operating leases	8 years	8 years	3 years
Finance leases	5 years
Weighted average discount rates
Operating leases	7.20%	6.50%	4.80%
Finance leases	7.80%	0.00%	0.00%